Cover Page	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	Twist Bioscience Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38720
Entity Tax Identification Number	46-2058888
Entity Address, Address Line One	681 Gateway Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	800
Local Phone Number	719-0671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TWST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001581280